FINANCIAL INSTRUMENTS, Mandatorily Redeemable Financial Liability (Details) € in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Changes in Fair Value [Abstract]
Balance at beginning of the period	€ 295.2	€ 394.4
Losses recognized in statement of income	177.2	377.9	€ 288.4
Balance at end of the period	212.5	295.2	394.4
Redeemable Financial Liability [Member]
Changes in Fair Value [Abstract]
Balance at beginning of the period	239.3	356.8
Balance at end of the period	201.0	239.3	356.8
Level 3 [Member]
Changes in Fair Value [Abstract]
Balance at beginning of the period	239.3	356.8
Balance at end of the period	201.0	239.3	356.8
Level 3 [Member] | Redeemable Financial Liability [Member]
Changes in Fair Value [Abstract]
Balance at beginning of the period	239.3	356.8	260.1
Losses recognized in statement of income	177.2	377.9	273.8
Less: Settlements	(196.7)	(502.7)	(191.8)
Acquisitions	0.0	0.0	0.0
Net foreign exchange differences	(18.8)	7.3	14.7
Balance at end of the period	€ 201.0	239.3	356.8
1.0% Decrease in Discount Rate [Member]
Mandatorily Redeemable Financial Liability [Abstract]
Significant unobservable input, liabilities	0.010
Increase in redeemable financial liability	€ 1.6	€ 2.9	€ 4.6